IMPAIRMENT OF ASSETS - Key Assumptions (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Maturity period for an United States treasury bond	20 years
Median historical capital structure term	5 years
Average annual revenue growth, key assumptions, explicit forecast period	5 years
Average operating margin, key assumptions, explicit forecast period	5 years
Cash flow forecasts for license and spectrum payments term	5 years
Average CAPEX as a percentage of revenue, key assumptions, explicit forecast period	5 years
Pakistan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	19.50%	14.70%	18.20%
Average annual revenue growth rate, combined average (in percent)	12.00%	4.80%	9.70%
Terminal growth rate	4.00%	5.50%	5.80%
Average operating margin, combined average (in percent)	40.90%	43.60%	42.00%
Average operating margin, terminal period (in percent)	40.00%	42.00%	44.60%
Average CAPEX / revenue, combined average (in percent)	15.80%	22.00%	19.60%
Average CAPEX / revenue, terminal period (in percent)	16.00%	20.00%	18.90%
Bangladesh
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	14.60%	0.00%	0.00%
Average annual revenue growth rate, combined average (in percent)	12.60%	0.00%	0.00%
Terminal growth rate	3.50%	0.00%	0.00%
Average operating margin, combined average (in percent)	32.60%	0.00%	0.00%
Average operating margin, terminal period (in percent)	36.30%	0.00%	0.00%
Average CAPEX / revenue, combined average (in percent)	18.00%	0.00%	0.00%
Average CAPEX / revenue, terminal period (in percent)	17.00%	0.00%	0.00%
Kazakhstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	13.80%	9.40%	10.30%
Average annual revenue growth rate, combined average (in percent)	12.30%	3.60%	5.30%
Terminal growth rate	1.00%	1.00%	3.10%
Average operating margin, combined average (in percent)	49.20%	48.90%	49.50%
Average operating margin, terminal period (in percent)	45.00%	47.00%	50.00%
Average CAPEX / revenue, combined average (in percent)	18.60%	20.00%	19.80%
Average CAPEX / revenue, terminal period (in percent)	18.50%	20.00%	19.00%
Kyrgyzstan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	19.00%	0.00%	0.00%
Average annual revenue growth rate, combined average (in percent)	11.40%	0.00%	0.00%
Terminal growth rate	3.00%	0.00%	0.00%
Average operating margin, combined average (in percent)	36.70%	0.00%	0.00%
Average operating margin, terminal period (in percent)	33.70%	0.00%	0.00%
Average CAPEX / revenue, combined average (in percent)	20.10%	0.00%	0.00%
Average CAPEX / revenue, terminal period (in percent)	23.00%	0.00%	0.00%
Uzbekistan
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	15.80%	11.80%	13.80%
Average annual revenue growth rate, combined average (in percent)	19.30%	3.70%	3.20%
Terminal growth rate	2.50%	3.00%	5.10%
Average operating margin, combined average (in percent)	43.60%	40.90%	34.00%
Average operating margin, terminal period (in percent)	41.00%	34.00%	34.00%
Average CAPEX / revenue, combined average (in percent)	18.00%	20.20%	21.40%
Average CAPEX / revenue, terminal period (in percent)	20.00%	21.00%	21.00%
Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Average annual revenue discount rate, combined average (in percent)	21.70%	0.00%	0.00%
Average annual revenue growth rate, combined average (in percent)	8.60%	0.00%	0.00%
Terminal growth rate	1.00%	0.00%	0.00%
Average operating margin, combined average (in percent)	51.20%	0.00%	0.00%
Average operating margin, terminal period (in percent)	50.00%	0.00%	0.00%
Average CAPEX / revenue, combined average (in percent)	18.90%	0.00%	0.00%
Average CAPEX / revenue, terminal period (in percent)	20.00%	0.00%	0.00%